Changes in consolidated statements of comprehensive income (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remeasurements from defined benefit plans [line items]
Defined benefit pension plans before tax	$ (482)	$ 1,367	$ (667)
Other post-employment benefit plans before tax	54	76	12
Taxation on above items	69	(592)	140
Remeasurements from defined benefit plans, total after tax	$ (359)	851	(515)
Impact of new tax law income tax relating to deferred tax assets on US post retirement previously recognized through OCI		$ 272
Non-controlling interests [member]
Remeasurements from defined benefit plans [line items]
Remeasurements from defined benefit plans, total after tax			$ (1)